Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of December 31:

	2022	2023	2023
	HK$	HK$	US$
Computer equipment	2,103,315	2,151,472	275,445
Furniture and fixture	590,217	590,217	75,563
Office equipment	90,057	90,057	11,530
Leasehold improvements	652,073	652,073	83,482
Less: accumulated depreciation	(3,312,357)	(3,447,308)	(441,346)
Net book value	123,305	36,511	4,674